UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master MidCap Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master MidCap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.5%                                3,599    Alliant Techsystems, Inc. (a)                     $     316,424
                                                          4,200    DRS Technologies, Inc.                                  219,114
                                                         13,684    Precision Castparts Corp.                             1,423,820
                                                                                                                     -------------
                                                                                                                         1,959,358
----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                           21,314    Expeditors International Washington, Inc.               880,694
----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                                           8,400    AirTran Holdings, Inc. (a)                               86,268
                                                          4,224    Alaska Air Group, Inc. (a)                              160,934
                                                         17,762    JetBlue Airways Corp. (a)(b)                            204,441
                                                                                                                     -------------
                                                                                                                           451,643
----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%                                    7,045    ArvinMeritor, Inc.                                      128,571
                                                          1,040    Bandag, Inc.                                             52,718
                                                          5,905    BorgWarner, Inc.                                        445,355
                                                         14,127    Gentex Corp.                                            229,564
                                                          7,811    Lear Corp. (a)                                          285,180
                                                          2,921    Modine Manufacturing Co.                                 66,891
                                                                                                                     -------------
                                                                                                                         1,208,279
----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                        3,362    Thor Industries, Inc.                                   132,429
----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                                          5,700    Hansen Natural Corp. (a)                                215,859
                                                          5,507    PepsiAmericas, Inc.                                     122,916
                                                                                                                     -------------
                                                                                                                           338,775
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                                      6,630    Cephalon, Inc. (a)                                      472,122
                                                          3,475    Martek Biosciences Corp. (a)                             71,654
                                                         30,752    Millennium Pharmaceuticals, Inc. (a)                    349,343
                                                         11,788    PDL BioPharma, Inc. (a)                                 255,800
                                                         11,454    Vertex Pharmaceuticals, Inc. (a)                        321,170
                                                                                                                     -------------
                                                                                                                         1,470,089
----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.1%                                    7,392    A.G. Edwards, Inc.                                      511,379
                                                         12,385    Eaton Vance Corp.                                       441,401
                                                          6,351    Investors Financial Services Corp.                      369,311
                                                          9,972    Jefferies Group, Inc. New Shares                        288,689
                                                          7,380    Nuveen Investments, Inc. Class A                        349,074
                                                          8,654    Raymond James Financial, Inc.                           257,543
                                                          6,526    SEI Investments Co.                                     393,061
                                                          8,951    Waddell & Reed Financial, Inc. Class A                  208,737
                                                                                                                     -------------
                                                                                                                         2,819,195
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                                          7,486    Airgas, Inc.                                            315,535
                                                          8,362    Albemarle Corp.                                         345,685
                                                          6,611    Cabot Corp.                                             315,543
                                                         23,193    Chemtura Corp.                                          253,499
                                                          3,989    Cytec Industries, Inc.                                  224,341
                                                          4,062    FMC Corp.                                               306,397
                                                          3,681    Ferro Corp.                                              79,546
                                                          6,549    Lubrizol Corp.                                          337,470
                                                         21,048    Lyondell Chemical Co.                                   630,809
                                                          1,987    Minerals Technologies, Inc.                             123,512
                                                          7,848    Olin Corp.                                              132,945
                                                         11,224    RPM International, Inc.                                 259,274
                                                          4,866    The Scotts Miracle-Gro Co.                              214,250

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          4,124    Sensient Technologies Corp.                       $     106,317
                                                         10,136    Valspar Corp.                                           282,085
                                                                                                                     -------------
                                                                                                                         3,927,208
----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                                  12,826    Associated Banc-Corp.                                   430,954
                                                          4,831    Bank of Hawaii Corp.                                    256,188
                                                          4,800    Cathay General Bancorp                                  163,104
                                                          4,187    City National Corp.                                     308,163
                                                         16,000    The Colonial BancGroup, Inc.                            396,000
                                                          5,762    Cullen/Frost Bankers, Inc.                              301,525
                                                          8,129    FirstMerit Corp.                                        171,603
                                                          5,208    Greater Bay Bancorp                                     140,043
                                                          3,750    SVB Financial Group (a)                                 182,213
                                                         11,265    TCF Financial Corp.                                     296,945
                                                          3,264    Westamerica Bancorp.                                    157,227
                                                          6,583    Wilmington Trust Corp.                                  277,605
                                                                                                                     -------------
                                                                                                                         3,081,570
----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.4%                     8,575    Adesa, Inc.                                             236,927
                                                          4,861    The Brink's Co.                                         308,430
                                                          8,170    ChoicePoint, Inc. (a)                                   305,803
                                                          6,688    Copart, Inc. (a)                                        187,331
                                                          4,125    Corporate Executive Board Co.                           313,335
                                                          5,214    Deluxe Corp.                                            174,825
                                                          6,364    Dun & Bradstreet Corp.                                  580,397
                                                          4,718    HNI Corp.                                               216,698
                                                          6,242    Herman Miller, Inc.                                     209,045
                                                          1,781    Kelly Services, Inc. Class A                             57,348
                                                          4,039    Korn/Ferry International (a)                             92,655
                                                          8,798    Manpower, Inc.                                          649,028
                                                          2,800    Mine Safety Appliances Co.                              117,768
                                                          4,900    Navigant Consulting, Inc. (a)                            96,824
                                                         17,616    Republic Services, Inc. Class A                         490,077
                                                          2,606    Rollins, Inc.                                            59,964
                                                          4,355    Stericycle, Inc. (a)                                    354,933
                                                                                                                     -------------
                                                                                                                         4,451,388
----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.9%                          40,981    3Com Corp. (a)                                          160,236
                                                          6,757    Adtran, Inc.                                            164,533
                                                         15,100    Andrew Corp. (a)                                        159,909
                                                          5,383    Avocent Corp. (a)                                       145,180
                                                          6,100    CommScope, Inc. (a)                                     261,690
                                                          3,702    Dycom Industries, Inc. (a)                               96,474
                                                          4,175    F5 Networks, Inc. (a)                                   278,389
                                                         13,339    Harris Corp.                                            679,622
                                                          4,318    Plantronics, Inc.                                       101,991
                                                          8,582    Polycom, Inc. (a)                                       286,038
                                                         12,093    Powerwave Technologies, Inc. (a)                         68,809
                                                         11,388    Utstarcom, Inc. (a)(b)                                   94,407
                                                                                                                     -------------
                                                                                                                         2,497,278
----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.8%                            6,824    Diebold, Inc.                                     $     325,573
                                                          3,599    Imation Corp.                                           145,328
                                                         10,800    Palm, Inc. (a)                                          195,804
                                                         21,600    Western Digital Corp. (a)                               363,096
                                                                                                                     -------------
                                                                                                                         1,029,801
----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.8%                         3,281    Granite Construction, Inc.                              181,308
                                                         11,722    Jacobs Engineering Group, Inc. (a)                      546,831
                                                         11,483    Quanta Services, Inc. (a)                               289,601
                                                                                                                     -------------
                                                                                                                         1,017,740
----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.7%                             4,700    Florida Rock Industries, Inc.                           316,263
                                                          4,683    Martin Marietta Materials, Inc. (b)                     633,142
                                                                                                                     -------------
                                                                                                                           949,405
----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                                  11,306    AmeriCredit Corp. (a)                                   258,455
                                                          8,200    MoneyGram International, Inc.                           227,632
                                                                                                                     -------------
                                                                                                                           486,087
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%                             7,588    Packaging Corp. of America                              185,147
                                                          9,520    Sonoco Products Co.                                     357,762
                                                                                                                     -------------
                                                                                                                           542,909
----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.4%                      9,548    Career Education Corp. (a)                              291,214
                                                          8,638    Corinthian Colleges, Inc. (a)                           118,772
                                                          5,874    DeVry, Inc.                                             172,402
                                                          3,424    ITT Educational Services, Inc. (a)                      279,022
                                                          4,964    Laureate Education, Inc. (a)                            292,727
                                                          4,762    Regis Corp.                                             192,242
                                                          5,775    Sotheby's Holdings, Inc. Class A                        256,872
                                                          1,350    Strayer Education, Inc.                                 168,750
                                                                                                                     -------------
                                                                                                                         1,772,001
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                    14,130    Broadridge Financial Solutions LLC (a)                  278,361
                                                         15,834    Leucadia National Corp.                                 465,836
                                                                                                                     -------------
                                                                                                                           744,197
----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services - 0.2%            23,339    Cincinnati Bell, Inc. (a)                               109,693
                                                          6,390    NeuStar, Inc. Class A (a)                               181,732
                                                                                                                     -------------
                                                                                                                           291,425
----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.1%                                11,899    DPL, Inc.                                               369,940
                                                          8,104    Duquesne Light Holdings, Inc.                           160,378
                                                          8,386    Great Plains Energy, Inc.                               272,126
                                                          7,676    Hawaiian Electric Industries, Inc.                      199,499
                                                          4,618    IDACORP, Inc.                                           156,273
                                                         15,216    Northeast Utilities Inc.                                498,628
                                                         18,558    Pepco Holdings, Inc.                                    538,553
                                                         21,218    Sierra Pacific Resources (a)                            368,769
                                                          8,823    Westar Energy, Inc.                                     242,809
                                                                                                                     -------------
                                                                                                                         2,806,975
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                              10,077    Ametek, Inc.                                            348,060
                                                          5,780    Hubbell, Inc. Class B                                   278,827
                                                          8,400    Roper Industries, Inc.                                  460,992
                                                          5,027    Thomas & Betts Corp. (a)                                245,418
                                                                                                                     -------------
                                                                                                                         1,333,297
----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 2.2%                 8,900    Amphenol Corp. Class A                            $     574,673
                                                         11,813    Arrow Electronics, Inc. (a)                             445,941
                                                         13,213    Avnet, Inc. (a)                                         477,518
                                                          6,157    CDW Corp.                                               378,224
                                                         13,300    Ingram Micro, Inc. Class A (a)                          256,823
                                                          7,783    Kemet Corp. (a)                                          59,540
                                                          5,286    National Instruments Corp.                              138,652
                                                          3,781    Newport Corp. (a)                                        61,895
                                                          5,770    Tech Data Corp. (a)                                     206,624
                                                         17,810    Vishay Intertechnology, Inc. (a)                        248,984
                                                                                                                     -------------
                                                                                                                         2,848,874
----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.0%                       11,448    Cameron International Corp. (a)                         718,820
                                                          7,038    FMC Technologies, Inc. (a)                              490,971
                                                         12,985    Grant Prideco, Inc. (a)                                 647,172
                                                          9,846    Hanover Compressor Co. (a)                              219,073
                                                         10,222    Helmerich & Payne, Inc.                                 310,135
                                                         16,187    Patterson-UTI Energy, Inc.                              363,236
                                                         15,967    Pride International, Inc. (a)                           480,607
                                                          8,460    Superior Energy Services, Inc. (a)                      291,616
                                                          6,101    Tidewater, Inc.                                         357,397
                                                                                                                     -------------
                                                                                                                         3,879,027
----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%                           6,745    BJ's Wholesale Club, Inc. (a)                           228,183
                                                          3,140    Ruddick Corp.                                            94,451
                                                                                                                     -------------
                                                                                                                           322,634
----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                                      6,979    Hormel Foods Corp.                                      259,549
                                                          6,020    The J.M. Smucker Co.                                    320,986
                                                          2,661    Lancaster Colony Corp.                                  117,590
                                                         10,300    Smithfield Foods, Inc. (a)                              308,485
                                                          2,336    Tootsie Roll Industries, Inc.                            70,011
                                                                                                                     -------------
                                                                                                                         1,076,621
----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.5%                                      7,818    AGL Resources, Inc.                                     333,985
                                                         12,415    Equitable Resources, Inc.                               599,893
                                                          8,408    National Fuel Gas Co.                                   363,730
                                                         11,282    Oneok, Inc.                                             507,690
                                                          5,248    WGL Holdings, Inc.                                      167,831
                                                                                                                     -------------
                                                                                                                         1,973,129
----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 2.6%                   6,069    Advanced Medical Optics, Inc. (a)                       225,767
                                                          6,433    Beckman Coulter, Inc.                                   411,004
                                                         10,894    Cytyc Corp. (a)                                         372,684
                                                         15,710    Dentsply International, Inc.                            514,503
                                                          5,895    Edwards Lifesciences Corp. (a)                          298,876
                                                          5,075    Gen-Probe, Inc. (a)                                     238,931
                                                          6,355    Hillenbrand Industries, Inc.                            377,296
                                                          3,725    Intuitive Surgical, Inc. (a)                            452,848
                                                          7,100    Resmed, Inc. (a)                                        357,627
                                                          6,094    Steris Corp.                                            161,857
                                                                                                                     -------------
                                                                                                                         3,411,393
----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.4%                   4,542    Apria Healthcare Group, Inc. (a)                  $     146,480
                                                          9,606    Community Health Systems, Inc. (a)                      338,611
                                                         24,030    Health Management Associates, Inc. Class A              261,206
                                                         11,313    Health Net, Inc. (a)                                    608,753
                                                          8,578    Henry Schein, Inc. (a)                                  473,334
                                                          5,733    LifePoint Hospitals, Inc. (a)                           219,115
                                                          9,163    Lincare Holdings, Inc. (a)                              335,824
                                                         12,350    Omnicare, Inc.                                          491,160
                                                          5,300    Psychiatric Solutions, Inc. (a)                         213,643
                                                          8,545    Triad Hospitals, Inc. (a)                               446,476
                                                          5,877    Universal Health Services, Inc. Class B                 336,517
                                                          8,050    VCA Antech, Inc. (a)                                    292,296
                                                          3,330    WellCare Health Plans, Inc. (a)                         283,883
                                                                                                                     -------------
                                                                                                                         4,447,298
----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%                             6,390    Cerner Corp. (a)                                        347,935
----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.6%                      7,601    Applebee's International, Inc.                          188,353
                                                          3,755    Bob Evans Farms, Inc.                                   138,747
                                                          4,520    Boyd Gaming Corp.                                       215,333
                                                         12,835    Brinker International, Inc.                             419,704
                                                          2,854    CBRL Group, Inc.                                        132,140
                                                          8,232    The Cheesecake Factory, Inc. (a)                        219,383
                                                          3,364    International Speedway Corp. Class A                    173,919
                                                          7,149    OSI Restaurant Partners, Inc.                           282,385
                                                          5,743    Ruby Tuesday, Inc.                                      164,250
                                                          6,900    Scientific Games Corp. Class A (a)                      226,527
                                                                                                                     -------------
                                                                                                                         2,160,741
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%                                 6,082    American Greetings Corp. Class A                        141,163
                                                          4,050    Beazer Homes USA, Inc. (b)                              117,571
                                                          2,124    Blyth, Inc.                                              44,838
                                                          5,301    Furniture Brands International, Inc.                     83,650
                                                          3,433    Hovnanian Enterprises, Inc. Class A (a)                  86,374
                                                          3,600    MDC Holdings, Inc.                                      173,052
                                                          5,230    Mohawk Industries, Inc. (a)                             429,121
                                                          4,517    Ryland Group, Inc.                                      190,572
                                                         12,277    Toll Brothers, Inc. (a)                                 336,144
                                                          5,645    Tupperware Corp.                                        140,730
                                                                                                                     -------------
                                                                                                                         1,743,215
----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                                 6,443    Church & Dwight Co., Inc.                               324,405
                                                          5,870    Energizer Holdings, Inc. (a)                            500,887
                                                                                                                     -------------
                                                                                                                           825,292
----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                                        7,199    Acxiom Corp.                                            153,987
                                                          6,481    Alliance Data Systems Corp. (a)                         399,359
                                                         12,591    The BISYS Group, Inc. (a)                               144,293
                                                          5,158    CSG Systems International, Inc. (a)                     129,053
                                                         13,425    Ceridian Corp. (a)(f)                                   467,727
                                                          9,054    CheckFree Corp. (a)                                     335,813
                                                          6,057    DST Systems, Inc. (a)                                   455,486
                                                          5,227    Gartner, Inc. Class A (a)                               125,187

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          6,570    Global Payments, Inc.                             $     223,774
                                                          9,788    MPS Group, Inc. (a)                                     138,500
                                                          3,800    SRA International, Inc. Class A (a)                      92,568
                                                                                                                     -------------
                                                                                                                         2,665,747
----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%                           5,842    Carlisle Cos., Inc.                                     250,797
                                                            581    Sequa Corp. Class A (a)                                  69,586
                                                          4,152    Teleflex, Inc.                                          282,627
                                                                                                                     -------------
                                                                                                                           603,010
----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.0%                                          6,574    American Financial Group, Inc.                          223,779
                                                          9,561    Arthur J. Gallagher & Co.                               270,863
                                                         11,110    Brown & Brown, Inc. (f)                                 300,192
                                                          6,630    Everest Re Group Ltd.                                   637,607
                                                         21,168    Fidelity National Title Group, Inc. Class A             508,244
                                                          9,729    First American Corp.                                    493,455
                                                         10,699    HCC Insurance Holdings, Inc.                            329,529
                                                          4,930    The Hanover Insurance Group, Inc.                       227,372
                                                          3,700    Horace Mann Educators Corp.                              76,035
                                                          3,250    Mercury General Corp.                                   172,380
                                                          6,462    Ohio Casualty Corp.                                     193,537
                                                         23,001    Old Republic International Corp.                        508,782
                                                          6,670    Protective Life Corp.                                   293,747
                                                          5,162    Stancorp Financial Group, Inc.                          253,816
                                                          4,064    Unitrin, Inc.                                           191,292
                                                         16,766    W.R. Berkley Corp.                                      555,290
                                                                                                                     -------------
                                                                                                                         5,235,920
----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%                          5,940    NetFlix, Inc. (a)(b)                                    137,749
----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.2%                       9,270    ValueClick, Inc. (a)                                    242,225
----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%                       6,110    Callaway Golf Co.                                        96,294
----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.6%                     7,100    Affymetrix, Inc. (a)                                    213,497
                                                          7,074    Charles River Laboratories International, Inc. (a)      327,243
                                                          6,318    Covance, Inc. (a)                                       374,910
                                                          5,075    Invitrogen Corp. (a)                                    323,024
                                                         10,000    Pharmaceutical Product Development, Inc.                336,900
                                                          3,725    Techne Corp. (a)                                        212,698
                                                          3,321    Varian, Inc. (a)                                        193,481
                                                          3,060    Ventana Medical Systems, Inc. (a)                       128,214
                                                                                                                     -------------
                                                                                                                         2,109,967
----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.5%                                          9,005    AGCO Corp. (a)                                          332,915
                                                          4,791    Crane Co.                                               193,652
                                                          6,805    Donaldson Co., Inc.                                     245,660
                                                          4,200    Federal Signal Corp.                                     65,184
                                                          5,514    Flowserve Corp.                                         315,346
                                                          6,483    Graco, Inc.                                             253,874
                                                          8,124    Harsco Corp.                                            364,443
                                                         10,862    Joy Global, Inc.                                        465,980
                                                          4,100    Kennametal, Inc.                                        277,201
                                                          4,300    Lincoln Electric Holdings, Inc.                         256,108
                                                          3,599    Nordson Corp.                                           167,210

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                          7,200    Oshkosh Truck Corp.                               $     381,600
                                                          9,754    Pentair, Inc.                                           303,935
                                                          5,980    SPX Corp.                                               419,796
                                                          9,075    Timken Co.                                              275,063
                                                          7,703    Trinity Industries, Inc.                                322,910
                                                                                                                     -------------
                                                                                                                         4,640,877
----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                             4,421    Alexander & Baldwin, Inc.                               222,995
----------------------------------------------------------------------------------------------------------------------------------
Media - 1.1%                                              8,126    Belo Corp. Class A                                      151,712
                                                          3,943    Catalina Marketing Corp.                                124,520
                                                          3,245    Entercom Communications Corp.                            91,444
                                                          4,917    Harte-Hanks, Inc.                                       135,660
                                                          4,050    John Wiley & Sons, Inc. Class A                         152,928
                                                          4,162    Lee Enterprises, Inc.                                   125,068
                                                          2,131    Media General, Inc. Class A                              81,319
                                                          2,905    Scholastic Corp. (a)                                     90,346
                                                          4,767    Valassis Communications, Inc. (a)                        81,945
                                                            565    The Washington Post Co. Class B                         431,378
                                                          5,907    Westwood One, Inc.                                       40,581
                                                                                                                     -------------
                                                                                                                         1,506,901
----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                                   12,300    Commercial Metals Co.                                   385,605
                                                          6,600    Reliance Steel & Aluminum Co.                           319,440
                                                          9,400    Steel Dynamics, Inc.                                    406,080
                                                          6,827    Worthington Industries, Inc.                            140,500
                                                                                                                     -------------
                                                                                                                         1,251,625
----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.2%                                   12,113    Alliant Energy Corp.                                    542,905
                                                         35,335    Aquila, Inc. (a)                                        147,700
                                                          3,474    Black Hills Corp.                                       127,739
                                                         15,081    Energy East Corp.                                       367,373
                                                         17,428    MDU Resources Group, Inc.                               500,881
                                                         10,679    NSTAR                                                   375,046
                                                          9,419    OGE Energy Corp.                                        365,457
                                                          7,374    PNM Resources, Inc.                                     238,180
                                                         11,605    Puget Energy, Inc.                                      298,016
                                                         11,316    SCANA Corp.                                             488,512
                                                          7,126    Vectren Corp.                                           203,804
                                                         11,729    Wisconsin Energy Corp.                                  569,091
                                                                                                                     -------------
                                                                                                                         4,224,704
----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.6%                                   4,976    99 Cents Only Stores (a)                                 73,296
                                                         10,513    Dollar Tree Stores, Inc. (a)                            402,017
                                                         14,171    Saks, Inc.                                              295,324
                                                                                                                     -------------
                                                                                                                           770,637
----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                                 6,896    Zebra Technologies Corp. Class A (a)                    266,255
----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 4.2%                       14,110    Arch Coal, Inc.                                         433,036
                                                          8,100    Cimarex Energy Co.                                      299,862
                                                         11,550    Denbury Resources, Inc. (a)                             344,074
                                                          5,220    Encore Acquisition Co. (a)                              126,272
                                                          5,857    Forest Oil Corp. (a)                                    195,448
                                                         10,800    Frontier Oil Corp.                                      352,512

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         13,015    Newfield Exploration Co. (a)                      $     542,856
                                                         17,305    Noble Energy, Inc.                                    1,032,243
                                                          3,024    Overseas Shipholding Group, Inc.                        189,302
                                                         12,454    Pioneer Natural Resources Co.                           536,892
                                                          7,394    Plains Exploration & Production Co. (a)                 333,765
                                                          5,739    Pogo Producing Co.                                      276,046
                                                          5,800    Quicksilver Resources, Inc. (a)                         230,666
                                                         16,800    Southwestern Energy Co. (a)                             688,464
                                                                                                                     -------------
                                                                                                                         5,581,438
----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                            5,930    Bowater, Inc.                                           141,253
                                                          9,810    Louisiana-Pacific Corp.                                 196,789
                                                          4,125    P.H. Glatfelter Co.                                      61,504
                                                                                                                     -------------
                                                                                                                           399,546
----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                                  7,200    Alberto-Culver Co.                                      164,736
----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%                                    5,700    Medicis Pharmaceutical Corp. Class A                    175,674
                                                          3,883    Par Pharmaceutical Cos., Inc. (a)                        97,541
                                                          7,283    Perrigo Co.                                             128,618
                                                         11,070    Sepracor, Inc. (a)                                      516,194
                                                          8,973    Valeant Pharmaceuticals International                   155,143
                                                                                                                     -------------
                                                                                                                         1,073,170
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 3.8%              9,596    AMB Property Corp.                                      564,149
                                                          5,764    Highwoods Properties, Inc.                              227,620
                                                          8,210    Hospitality Properties Trust                            384,228
                                                          9,298    Liberty Property Trust                                  452,999
                                                          7,086    Longview Fibre Co.                                      174,528
                                                          7,200    The Macerich Co.                                        664,992
                                                          6,865    Mack-Cali Realty Corp.                                  326,980
                                                         10,380    New Plan Excel Realty Trust                             342,851
                                                          4,163    Potlatch Corp.                                          190,582
                                                          7,316    Rayonier, Inc.                                          314,588
                                                          6,725    Regency Centers Corp.                                   561,874
                                                         13,875    UDR, Inc.                                               424,853
                                                          7,575    Weingarten Realty Investors                             360,267
                                                                                                                     -------------
                                                                                                                         4,990,511
----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%                                       10,360    Avis Budget Group, Inc.                                 283,035
                                                          4,595    Con-way, Inc.                                           229,015
                                                         11,096    JB Hunt Transport Services, Inc.                        291,159
                                                          5,498    Swift Transportation Co., Inc. (a)                      171,318
                                                          5,433    Werner Enterprises, Inc.                                 98,718
                                                          5,906    YRC Worldwide, Inc. (a)                                 237,539
                                                                                                                     -------------
                                                                                                                         1,310,784
----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment - 3.7%          41,670    Atmel Corp. (a)                                         209,600
                                                          7,543    Cree, Inc. (a)(b)                                       124,158
                                                         16,917    Cypress Semiconductor Corp. (a)                         313,810
                                                         12,007    Fairchild Semiconductor International, Inc. (a)         200,757
                                                         19,420    Integrated Device Technology, Inc. (a)                  299,456
                                                          7,324    International Rectifier Corp. (a)                       279,850
                                                         14,463    Intersil Corp. Class A                                  383,125

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         14,379    Lam Research Corp. (a)                            $     680,702
                                                         10,523    Lattice Semiconductor Corp. (a)                          61,560
                                                         16,650    MEMC Electronic Materials, Inc. (a)                   1,008,657
                                                          5,567    Micrel, Inc. (a)                                         61,348
                                                         21,796    Microchip Technology, Inc.                              774,412
                                                         20,071    RF Micro Devices, Inc. (a)(b)                           125,042
                                                          7,407    Semtech Corp. (a)                                        99,846
                                                          5,764    Silicon Laboratories, Inc. (a)                          172,459
                                                         12,645    TriQuint Semiconductor, Inc. (a)                         63,225
                                                                                                                     -------------
                                                                                                                         4,858,007
----------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                          25,621    Activision, Inc. (a)(f)                                 485,262
                                                          1,800    Advent Software, Inc. (a)                                62,766
                                                         27,929    Cadence Design Systems, Inc. (a)                        588,185
                                                          5,936    Fair Isaac Corp.                                        229,604
                                                          7,617    Jack Henry & Associates, Inc.                           183,189
                                                          5,602    Macrovision Corp. (a)                                   140,330
                                                         15,637    McAfee, Inc. (a)                                        454,724
                                                          7,643    Mentor Graphics Corp. (a)                               124,887
                                                         10,800    Parametric Technology Corp. (a)                         206,172
                                                          9,339    Sybase, Inc. (a)                                        236,090
                                                         13,569    Synopsys, Inc. (a)                                      355,915
                                                          3,521    Transaction Systems Architects, Inc. Class A (a)        114,045
                                                          7,583    Wind River Systems, Inc. (a)                             75,375
                                                                                                                     -------------
                                                                                                                         3,256,544
----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 5.3%                                  10,275    Advance Auto Parts, Inc.                                396,101
                                                          5,500    Aeropostale, Inc. (a)                                   221,265
                                                         19,927    American Eagle Outfitters, Inc.                         597,611
                                                          7,420    AnnTaylor Stores Corp. (a)                              287,748
                                                          5,276    Barnes & Noble, Inc.                                    208,138
                                                          6,583    Borders Group, Inc.                                     134,425
                                                         20,922    Carmax, Inc. (a)(f)                                     513,426
                                                         12,700    Charming Shoppes, Inc. (a)                              164,465
                                                         17,284    Chico's FAS, Inc. (a)                                   422,248
                                                          9,701    Claire's Stores, Inc.                                   311,596
                                                          6,100    Coldwater Creek, Inc. (a)                               123,708
                                                          3,420    Dick's Sporting Goods, Inc. (a)                         199,249
                                                         15,225    Foot Locker, Inc.                                       358,549
                                                         14,600    GameStop Corp. Class A (a)                              475,522
                                                         10,923    O'Reilly Automotive, Inc. (a)                           361,551
                                                         14,341    PetSmart, Inc.                                          472,679
                                                          7,373    Pacific Sunwear of California, Inc. (a)                 153,580
                                                          6,845    Payless Shoesource, Inc. (a)                            227,254
                                                          6,982    Rent-A-Center, Inc. (a)                                 195,356
                                                         14,481    Ross Stores, Inc.                                       498,146
                                                         10,775    Urban Outfitters, Inc. (a)                              285,645
                                                         11,169    Williams-Sonoma, Inc.                                   396,053
                                                                                                                     -------------
                                                                                                                         7,004,315
----------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

                                                         Shares
Industry                                                   Held    Common Stocks                                         Value
----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.6%                   9,900    Hanesbrands, Inc. (a)                             $     290,961
                                                          5,670    Phillips-Van Heusen Corp.                               333,396
                                                          4,986    Timberland Co. Class A (a)                              129,786
                                                                                                                     -------------
                                                                                                                           754,143
----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.8%                         8,229    Astoria Financial Corp.                                 218,809
                                                         11,500    First Niagara Financial Group, Inc.                     159,965
                                                          7,051    IndyMac Bancorp, Inc. (b)                               225,985
                                                         26,488    New York Community Bancorp, Inc.                        465,924
                                                          8,929    The PMI Group, Inc.                                     403,769
                                                          8,361    Radian Group, Inc.                                      458,852
                                                          8,213    Washington Federal, Inc.                                192,677
                                                          5,364    Webster Financial Corp.                                 257,526
                                                                                                                     -------------
                                                                                                                         2,383,507
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                            2,852    Universal Corp.                                         174,970
----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.8%                  12,502    Fastenal Co.                                            438,195
                                                          5,395    GATX Corp.                                              257,881
                                                          5,200    MSC Industrial Direct Co. Class A                       242,736
                                                          6,599    United Rentals, Inc. (a)                                181,473
                                                                                                                     -------------
                                                                                                                         1,120,285
----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                                   12,601    Aqua America, Inc. (b)                                  282,892
----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%                4,558    Telephone & Data Systems, Inc.                          271,748
                                                          5,583    Telephone & Data Systems, Inc. (Special Shares)         312,090
                                                                                                                     -------------
                                                                                                                           583,838
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Common Stocks (Cost - $78,568,057) - 87.5%    115,141,494
----------------------------------------------------------------------------------------------------------------------------------

                                                     Beneficial
                                                       Interest    Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                   $ 16,231,395    BlackRock Liquidity Series, LLC                      16,231,395
                                                                   Cash Sweep Series, 5.26% (c)(d)
                                                      1,604,200    BlackRock Liquidity Series, LLC                       1,604,200
                                                                   Money Market Series, 5.33% (c)(d)(e)
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Short-Term Securities
                                                                   (Cost - $17,835,595) - 13.5%                         17,835,595
----------------------------------------------------------------------------------------------------------------------------------
                                                                   Total Investments
                                                                   (Cost - $96,403,652*) - 101.0%                      132,977,089

                                                                   Liabilities in Excess of Other Assets - (1.0%)       (1,326,949)
                                                                                                                     -------------
                                                                   Net Assets - 100.0%                               $ 131,650,140
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 97,398,537
                                                                   ============
      Gross unrealized appreciation                                $ 37,447,126
      Gross unrealized depreciation                                  (1,868,574)
                                                                   ------------
      Net unrealized appreciation                                  $ 35,578,552
                                                                   ============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.

Master Mid Cap Index Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                  Net               Interest
      Affiliate                                                 Activity             Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $  7,225,458         $ 157,524
      BlackRock Liquidity Series, LLC Money Market Series     $    175,700         $   1,583
      --------------------------------------------------------------------------------------

(d)   Represents the current yield as of March 31, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) All or a portion of security held as collateral in connection with financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2007 were as follows:

      -------------------------------------------------------------------------------------
         Number                                Expiration          Face         Unrealized
      of Contracts           Issue                Date             Value       Appreciation
      -------------------------------------------------------------------------------------
           39         S&P 400 Midcap Index      June 2007      $ 16,298,741      $ 385,959
      -------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master MidCap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master MidCap Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master MidCap Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master MidCap Series of Quantitative Master Series Trust

Date: May 21, 2007